Shareholder's Deficit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shareholder's Deficit (Details) [Line Items]
Preference stock, shares authorized	5,000,000	5,000,000
Preference stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Converted percentage	20.00%
Class A Ordinary Shares [Member]
Shareholder's Deficit (Details) [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption	34,500,000
Ordinary shares, shares outstanding
Ordinary shares, shares issued
Class B Ordinary Shares [Member]
Shareholder's Deficit (Details) [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding	8,625,000
Ordinary shares, shares issued	8,625,000